Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income [Abstract]
Summary of Analysis of Finance Income	Finance income is analysed as follows:

	2021	2020	2019
Interest income from financial institutions	39	171	121
Other interest income	186	146	279
Total	225	317	400

Summary of Analysis of Finance Costs

Finance costs are analysed as follows:

	2021	2020	2019
Interest expenses due to financial institutions	1,857	1,803	2,864
Interests expenses related to lease liabilities	2,584	2,613	2,635
Other interest expenses	276	1,546	431
Financial institution commissions	2,069	1,869	1,998
Total	6,786	7,831	7,928